Cover	Feb. 04, 2020
Schedule of Capitalization, Equity [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 04, 2020
Entity File Number	001-38661
Entity Registrant Name	Elanco Animal Health Incorporated
Entity Central Index Key	0001739104
Entity Tax Identification Number	82-5497352
Entity Incorporation, State or Country Code	IN
Entity Address, Address Line One	2500 Innovation Way
Entity Address, City or Town	Greenfield
Entity Address, State or Province	IN
Entity Address, Postal Zip Code	46140
City Area Code	(877)
Local Phone Number	352-6261
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, no par value
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	ELAN
Security Exchange Name	NYSE
5.00% Tangible Equity Units
Schedule of Capitalization, Equity [Line Items]
Title of 12(b) Security	5.00% Tangible Equity Units
Trading Symbol	ELAT
Security Exchange Name	NYSE